Document and Entity Information	12 Months Ended
Jan. 03, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	L3HARRIS TECHNOLOGIES, INC.
Entity Central Index Key	0000202058
Amendment Flag	false